Loan Payable (Tables)	12 Months Ended
Aug. 31, 2022
Loans Payable [Abstract]
Schedule of loan payable
	As of August 31,
	2021	2022	2022
	RMB	RMB	US$
Loan Payable	-	31,001	4,500
Total	-	31,001	4,500